FINANCING RECEIVABLES, NET	12 Months Ended
Dec. 31, 2018
FINANCING RECEIVABLES, NET
FINANCING RECEIVABLES, NET

3. FINANCING RECEIVABLES, NET

Financing receivables, net as of December 31, 2017 and 2018 consisted of the followings:

	As of December 31,
	2017	2018
	(RMB in thousands)
Short-term:
Installment purchase loans	1,020,662	796,312
Personal installment loans	9,159,840	4,669,665
Net deferred origination fees	(9,829)	(1,011)
Total short-term financing receivables	10,170,673	5,464,966
Allowance for credit losses	(313,464)	(324,332)
Total short-term financing receivables, net	9,857,209	5,140,634
Long-term:
Installment purchase loans	170,042	178,246
Personal installment loans	1,686,218	1,165,894
Net deferred origination fees	(14,483)	(1,400)
Total long-term financing receivables	1,841,777	1,342,740
Allowance for credit losses	(56,732)	(59,704)
Total long-term financing receivables, net	1,785,045	1,283,036

These balances represent short‑term and long‑term financing receivables generated from installment purchase loans  and personal installment loans transacted on the Group’s Platform and APP with an original term generally up to three years and do not have collateral. The weighted average interest rates of these financing receivables were 24.5% and 24.7% as of December 31, 2017 and 2018, respectively.

As of December 31, 2017, installment purchase loans and personal installment loans that were collectively evaluated for impairment were RMB1,190.7 million and RMB10,821.7 million, respectively. As of December 31, 2017, installment purchase loans and personal installment loans that were individually evaluated for impairment were RMB87.0 million and RMB460.1 million, respectively.

As of December 31, 2018, installment purchase loans and personal installment loans that were collectively evaluated for impairment were RMB974.6 million and RMB5,833.1 million, respectively. As of December 31, 2018, installment purchase loans and personal installment loans that were individually evaluated for impairment were RMB120.9 million and RMB1,296.4 million, respectively.

As of December 31, 2017 and 2018, installment purchase loans and personal installment loans that were individually evaluated for impairment were all charged off, respectively, given the Group determined it was probable that the Group will be unable to collect unpaid principal amount on those loans.

The following table summarizes the balances of financing receivables by due date as of December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	(RMB in thousands)
Due in months
0 - 12	10,170,673	5,464,966
13 - 24	1,425,851	1,149,155
25 - 36	406,671	193,556
Thereafter	9,255	29
Total financing receivables	12,012,450	6,807,706

The activities in the provision for credit losses of financing receivables for the years ended December 31, 2016, 2017 and 2018, respectively, consisted of the following:

	For the Year Ended December 31,
	2016	2017	2018
	(RMB in thousands)
Beginning balances	(47,667)	(174,826)	(370,196)
Provisions	(236,611)	(611,869)	(884,056)
Charge-offs	114,698	444,242	974,483
Recoveries from prior charge-offs	(5,246)	(27,743)	(104,267)
Ending balances	(174,826)	(370,196)	(384,036)

As of December 31, 2017, allowance for credit losses of financing receivables that was collectively and individually evaluated for impairment was RMB370.2 million and RMB547.1 million, respectively.

As of December 31, 2018, allowance for credit losses of financing receivables that was collectively and individually evaluated for impairment was RMB384.0 million and RMB1,417.3 million, respectively.

Aging analysis of past due financing receivables as of December 31, 2017 and 2018 are as follows:

					180 Days
	1 - 29 Days	30 - 59 Days	60 - 89 Days	90 - 179 Days	or Greater	Total
RMB in thousands	Past Due	Past Due	Past Due	Past Due	Past Due	Past Due	Current	Total
Installment purchase loans	10,759	3,441	2,582	9,370	—	26,152	1,164,552	1,190,704
Personal installment loans	219,535	82,002	68,644	183,668	—	553,849	10,267,897	10,821,746
December 31, 2017	230,294	85,443	71,226	193,038	—	580,001	11,432,449	12,012,450
Installment purchase loans	6,297	3,469	2,574	8,570	—	20,910	953,648	974,558
Personal installment loans	139,633	75,107	64,947	227,041	—	506,728	5,326,420	5,833,148
December 31, 2018	145,930	78,576	67,521	235,611	—	527,638	6,280,068	6,807,706

The Group evaluates the creditworthiness and collectability of its financing receivable portfolio on a pooled basis, due to its composition of small, homogeneous financing receivables with similar general credit risk characteristics. Financing receivables amounting to RMB193.0 million and RMB235.6 million as of December 31, 2017 and 2018, respectively, were in non‑accrual status. Interest and financial services income for non‑accrual financing receivables is recognized on a cash basis. Cash receipt of non‑accrual financing receivables would be first applied to any unpaid principal, late payment fees, if any, before recognizing interest and financial services income. For the years ended December 31, 2016, 2017 and 2018, interest and financial services income earned from non‑accrual financing receivables were RMB37.1 million, RMB86.0 million and RMB102.8 million, respectively.

As of December 31, 2017 and 2018, financing receivables amounting to RMB75.8 million and RMB42.4 million have been pledged as collaterals pursuant to investment agreements with certain Institutional Funding Partners (Note 8) and credit facility arrangements with lending financial institutions (Note 9).

For the years ended December 31, 2016, 2017 and 2018, net deferred origination fees associated with the financing receivables amounting to RMB67.4 million, RMB168.4 million and RMB14.5 million have been recognized as adjustments to interest and financial services income over the terms of the personal installment loans.

Credit Quality Indicators

The Group developed its credit assessment model based on the historical delinquency performance of the Borrowers as well as information submitted in the Borrowers’ credit applications. The credit assessment model is designed to predict the likelihood that a Borrower will be delinquent in the future. The Group assigns one of the seven credit risk levels to each Borrower, with risk level A representing the lowest risk, risk level F representing the highest risk and risk level N representing Borrowers who are approved for trial purposes only and will be separately tracked accordingly. The key factors the Group considers in determining the credit risk level of each Borrower include geographic location, education background, level of income, etc. The Group updates the information for each of the risk levels on a regularly basis.

The following tables present the net recorded investment of financing receivables, by credit quality indicator, as of December 31, 2017 and 2018.

	As of December 31, 2017		As of December 31, 2018
	Installment	Personal	Installment	Personal
	Purchase Loans	Installment Loans	Purchase Loans	Installment Loans
	(RMB in thousand)
Risk level:
A	598,418	2,480,065	442,655	1,101,982
B	264,574	1,970,978	234,151	1,268,530
C	180,446	2,709,756	178,153	1,269,632
D	102,426	2,612,084	90,461	1,269,521
E	34,293	772,997	11,167	297,361
F	4,857	165,478	10,134	308,142
N and others	5,690	110,388	7,837	317,980
Total	1,190,704	10,821,746	974,558	5,833,148